Non-Controlling Interest In Versus LLC (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Non-Controlling Interest In Versus LLC [Abstract]
Schedule of Financial Information of Non-Wholly Owned Subsidiary
	September 30, 2024	December 31, 2023
Non-controlling interest percentage	18.1%	18.1%
	($)	($)
Assets
Current	676,300	2,996,250
Non-current	—	1,935
	676,300	2,998,185

Liabilities
Current	19,853	170,051
Non-current	45,997,362	45,960,372
	46,017,215	43,354,484
Net liabilities	(45,340,915)	(46,135,423)
Non-controlling interest	(7,685,116)	(7,387,547)
The following table presents summarized financial information before intragroup eliminations for the non-wholly owned subsidiary as of December 31, 2023 and December 31, 2022.
	2023	2022
Non-controlling interest percentage	18.1%	18.1%
	($)	($)
Assets
Current	2,996,250	1,011,636
Non-current	1,935	2,822,122
	2,998,185	3,843,758

Liabilities
Current	175,051	518,701
Non-current	45,960,372	39,774,321
	46,135,423	40,293,022
Net liabilities	(43,137,238)	(36,449,264)
Non-controlling interest	(7,387,547)	(6,402,387)
Net loss	(10,418,840)	(22,318,222)
Net loss attributed to non-controlling interest	(985,160)	(2,146,185)